Consolidated Statements of Stockholders' Equity (Deficit) (Parentheticals) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Statement of Stockholders' Equity [Abstract]
Shares issued for cash, price per share	$ 0.375	$ 0.375
Shares issued for consulting service, price per share	0.375
Shares issued for asset purchase, price per share	$ 0.375